UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811- 08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM Global Real Estate Fund, PGIM Jennison Technology Fund, PGIM Jennison International Small-Mid Cap Opportunities Fund and PGIM Jennison NextGeneration Global Opportunities Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	4/30/2023

Item 1 – Reports to Stockholders

PGIM GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Global Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Real Estate Fund

June 15, 2023

PGIM Global Real Estate Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	10.22	-19.51	1.29	1.87	—

Class C	9.79	-16.32	1.84	1.80	—

Class R	10.10	-15.03	2.26	2.26	—

Class Z	10.43	-14.51	2.91	2.85	—

Class R2	10.26	-14.77	2.52	N/A	1.88 (12/27/2017)

Class R4	10.39	-14.58	2.78	N/A	2.14 (12/27/2017)

Class R6	10.51	-14.38	3.04	N/A	4.36 (08/23/2013)

FTSE EPRA/NAREIT Developed Index

	6.54	-15.28	0.84	1.94	—

S&P 500 Index

	8.63	2.66	11.45	12.20	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)
	Class R2, Class R4 (12/27/2017)	Class R6 (08/23/2013)

FTSE EPRA/NAREIT Developed Index	0.28	3.52

S&P 500 Index	10.62	12.30

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Global Real Estate Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Real Estate Sectors	Country	% of Net Assets

Prologis, Inc.	Industrial REITs	United States	7.5%

Equinix, Inc.	Specialized REITs	United States	4.7%

Welltower, Inc.	Health Care REITs	United States	4.3%

Realty Income Corp.	Retail REITs	United States	3.5%

Equity Residential	Residential REITs	United States	3.2%

Digital Realty Trust, Inc.	Specialized REITs	United States	2.8%

Mitsui Fudosan Co. Ltd.	Diversified Real Estate Activities	Japan	2.6%

Sun Communities, Inc.	Residential REITs	United States	2.2%

Ventas, Inc.	Health Care REITs	United States	2.2%

Sun Hung Kai Properties Ltd.	Diversified Real Estate Activities	Hong Kong	2.2%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Global Real Estate Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Real Estate Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,102.20	1.35%	$ 7.04
	Hypothetical	$1,000.00	$1,018.10	1.35%	$ 6.76

Class C	Actual	$1,000.00	$1,097.90	2.20%	$11.44
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Class R	Actual	$1,000.00	$1,101.00	1.56%	$ 8.13
	Hypothetical	$1,000.00	$1,017.06	1.56%	$ 7.80

Class Z	Actual	$1,000.00	$1,104.30	0.96%	$ 5.01
	Hypothetical	$1,000.00	$1,020.03	0.96%	$ 4.81

Class R2	Actual	$1,000.00	$1,102.60	1.30%	$ 6.78
	Hypothetical	$1,000.00	$1,018.35	1.30%	$ 6.51

Class R4	Actual	$1,000.00	$1,103.90	1.05%	$ 5.48
	Hypothetical	$1,000.00	$1,019.59	1.05%	$ 5.26

Class R6	Actual	$1,000.00	$1,105.10	0.80%	$ 4.18
	Hypothetical	$1,000.00	$1,020.83	0.80%	$ 4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.6%

COMMON STOCKS

Australia 4.2%
Ingenia Communities Group, REIT	2,538,079	$7,233,952
National Storage REIT, REIT	6,423,740	10,699,259
Region Re Ltd., REIT	4,577,916	7,491,580
Scentre Group, REIT	3,941,894	7,564,871
Stockland, REIT	2,075,488	6,152,532

		39,142,194

Belgium 1.8%
Aedifica SA, REIT	96,261	8,040,867
Shurgard Self Storage Ltd.	176,682	9,135,635

		17,176,502

Canada 2.8%
Boardwalk Real Estate Investment Trust, REIT	175,309	7,504,833
Dream Industrial Real Estate Investment Trust, REIT	442,019	4,841,541
InterRent Real Estate Investment Trust, REIT	840,290	8,037,907
RioCan Real Estate Investment Trust, REIT	375,386	5,812,893

		26,197,174

France 1.2%
Klepierre SA, REIT	420,468	10,650,505

Germany 0.5%
LEG Immobilien SE	52,193	3,248,661
Vonovia SE	43,516	943,797

		4,192,458

Hong Kong 5.9%
CK Asset Holdings Ltd.	1,327,642	7,850,516
Link REIT, REIT	1,480,686	9,685,006
Sun Hung Kai Properties Ltd.	1,446,767	20,143,761
Swire Properties Ltd.	1,650,400	4,435,838
Wharf Real Estate Investment Co. Ltd.	2,284,136	13,171,968

		55,287,089

Japan 10.1%
GLP J-REIT, REIT	8,920	10,191,774
Hoshino Resorts REIT, Inc., REIT	1,189	6,192,116

See Notes to Financial Statements.

PGIM Global Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Invincible Investment Corp., REIT	16,903	$7,297,997
Japan Hotel REIT Investment Corp., REIT	13,284	7,505,370
Mitsubishi Estate Co. Ltd.	212,728	2,621,724
Mitsui Fudosan Co. Ltd.	1,242,671	24,681,955
Nippon Accommodations Fund, Inc., REIT	549	2,668,700
Nippon Building Fund, Inc., REIT	1,611	6,755,271
Nippon Prologis REIT, Inc., REIT	5,336	12,155,795
Nomura Real Estate Master Fund, Inc., REIT	5,809	6,797,148
Tokyu Fudosan Holdings Corp.	1,499,950	7,611,939

		94,479,789

Singapore 3.7%
CapitaLand Ascendas REIT, REIT	4,341,334	9,342,225
CapitaLand Ascott Trust, REIT, UTS	238,311	193,486
CapitaLand Integrated Commercial Trust, REIT	3,575,239	5,459,172
Capitaland Investment Ltd.	4,180,901	11,703,276
Frasers Logistics & Commercial Trust, REIT	5,903,040	5,991,235
Lendlease Global Commercial REIT, REIT	4,314,169	2,269,744

		34,959,138

Sweden 2.0%
Castellum AB(a)	192,911	2,345,047
Catena AB	67,262	2,580,190
Fastighets AB Balder (Class B Stock)*	809,686	3,769,750
Pandox AB	361,294	4,304,978
Sagax AB (Class B Stock)	242,395	5,945,651

		18,945,616

Switzerland 0.2%
PSP Swiss Property AG	9,139	1,076,219
Swiss Prime Site AG	7,946	719,269

		1,795,488

United Kingdom 6.0%
Big Yellow Group PLC, REIT	730,172	11,239,475
Grainger PLC	2,708,424	8,811,785
Great Portland Estates PLC, REIT	675,497	4,531,029
Land Securities Group PLC, REIT	597,940	5,074,019
Segro PLC, REIT	1,364,484	14,365,194

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Tritax Big Box REIT PLC, REIT	2,825,268	$5,519,885
UNITE Group PLC (The), REIT	557,132	6,722,510

		56,263,897

United States 61.2%
American Homes 4 Rent (Class A Stock), REIT	171,167	5,693,014
Americold Realty Trust, Inc., REIT	624,466	18,477,949
Apple Hospitality REIT, Inc., REIT	426,537	6,351,136
Boston Properties, Inc., REIT	136,161	7,265,551
Brixmor Property Group, Inc., REIT	478,701	10,210,692
Camden Property Trust, REIT	166,563	18,330,258
Community Healthcare Trust, Inc., REIT	325,727	11,657,769
CubeSmart, REIT	124,187	5,649,267
Digital Realty Trust, Inc., REIT	268,339	26,605,812
Equinix, Inc., REIT	61,228	44,333,970
Equity LifeStyle Properties, Inc., REIT	132,208	9,109,131
Equity Residential, REIT	467,953	29,598,027
Essential Properties Realty Trust, Inc., REIT	574,052	14,207,787
Extra Space Storage, Inc., REIT	42,326	6,435,245
First Industrial Realty Trust, Inc., REIT	97,487	5,115,143
Host Hotels & Resorts, Inc., REIT	641,621	10,375,012
Independence Realty Trust, Inc., REIT	133,614	2,224,673
Invitation Homes, Inc., REIT(a)	114,147	3,809,085
Kilroy Realty Corp., REIT	278,610	8,146,556
Kite Realty Group Trust, REIT	300,626	6,228,971
Life Storage, Inc., REIT	139,367	18,728,137
NETSTREIT Corp., REIT(a)	425,708	7,756,400
Omega Healthcare Investors, Inc., REIT	331,552	8,872,332
Prologis, Inc., REIT	558,710	69,978,428
Public Storage, REIT	54,553	16,083,861
Realty Income Corp., REIT	520,986	32,738,760
Regency Centers Corp., REIT	146,731	9,013,685
Rexford Industrial Realty, Inc., REIT	259,899	14,494,567
Simon Property Group, Inc., REIT	97,625	11,062,865
Spirit Realty Capital, Inc., REIT	271,188	10,429,891
Sun Communities, Inc., REIT	145,876	20,266,553
UDR, Inc., REIT(a)	483,624	19,988,180
Ventas, Inc., REIT	420,632	20,211,368
Veris Residential, Inc., REIT*(a)	579,691	9,477,948

See Notes to Financial Statements.

PGIM Global Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
VICI Properties, Inc., REIT	402,487	$13,660,409
Welltower, Inc., REIT(a)	511,895	40,552,322

		573,140,754

TOTAL LONG-TERM INVESTMENTS (cost $862,112,362)		932,230,604

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	2,195,424	2,195,424
PGIM Institutional Money Market Fund
(cost $14,946,375; includes $14,859,669 of cash collateral for securities on loan)(b)(wi)	14,959,388	14,950,413

TOTAL SHORT-TERM INVESTMENTS (cost $17,141,799)		17,145,837

TOTAL INVESTMENTS 101.4% (cost $879,254,161)		949,376,441
Liabilities in excess of other assets (1.4)%		(13,059,529)

NET ASSETS 100.0%		$ 936,316,912

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,433,383; cash collateral of $14,859,669 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

12

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$39,142,194	$—
Belgium	9,135,635	8,040,867	—
Canada	26,197,174	—	—
France	—	10,650,505	—
Germany	—	4,192,458	—
Hong Kong	—	55,287,089	—
Japan	—	94,479,789	—
Singapore	—	34,959,138	—
Sweden	—	18,945,616	—
Switzerland	—	1,795,488	—
United Kingdom	—	56,263,897	—
United States	573,140,754	—	—
Short-Term Investments
Affiliated Mutual Funds	17,145,837	—	—

Total	$625,619,400	$323,757,041	$—

See Notes to Financial Statements.

PGIM Global Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Industrial REITs	18.1%
Specialized REITs	16.3
Residential REITs	16.2
Retail REITs	14.6
Health Care REITs	9.4
Real Estate Operating Companies	7.8
Diversified Real Estate Activities	5.9
Hotel & Resort REITs	4.1
Diversified REITs	3.5
Office REITs	2.9

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	1.8%
Real Estate Development	0.8

101.4
Liabilities in excess of other assets	(1.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$14,433,383	$(14,433,383)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $14,433,383:
Unaffiliated investments (cost $862,112,362)	$932,230,604
Affiliated investments (cost $17,141,799)	17,145,837
Foreign currency, at value (cost $423)	523
Dividends receivable	2,331,047
Receivable for investments sold	1,236,818
Tax reclaim receivable	1,035,462
Receivable for Fund shares sold	1,004,734
Prepaid expenses and other assets	144,236

Total Assets	955,129,261

Liabilities
Payable to broker for collateral for securities on loan	14,859,669
Payable for Fund shares purchased	1,974,797
Payable for investments purchased	1,055,208
Management fee payable	566,397
Accrued expenses and other liabilities	313,865
Distribution fee payable	32,903
Affiliated transfer agent fee payable	8,932
Trustees’ fees payable	578

Total Liabilities	18,812,349

Net Assets	$936,316,912

Net assets were comprised of:
Shares of beneficial interest, at par	$50,784
Paid-in capital in excess of par	933,039,928
Total distributable earnings (loss)	3,226,200

Net assets, April 30, 2023	$936,316,912

See Notes to Financial Statements.

PGIM Global Real Estate Fund	15

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Class A
Net asset value and redemption price per share,
($99,779,365 ÷ 5,441,928 shares of beneficial interest issued and outstanding)	$18.34
Maximum sales charge (5.50% of offering price)	1.07

Maximum offering price to public	$19.41

Class C
Net asset value, offering price and redemption price per share,
($5,244,024 ÷ 295,783 shares of beneficial interest issued and outstanding)	$17.73

Class R
Net asset value, offering price and redemption price per share,
($9,652,391 ÷ 528,513 shares of beneficial interest issued and outstanding)	$18.26

Class Z
Net asset value, offering price and redemption price per share,
($486,074,681 ÷ 26,332,171 shares of beneficial interest issued and outstanding)	$18.46

Class R2
Net asset value, offering price and redemption price per share,
($2,468,199 ÷ 134,007 shares of beneficial interest issued and outstanding)	$18.42

Class R4
Net asset value, offering price and redemption price per share,
($999,684 ÷ 54,242 shares of beneficial interest issued and outstanding)	$18.43

Class R6
Net asset value, offering price and redemption price per share,
($332,098,568 ÷ 17,997,595 shares of beneficial interest issued and outstanding)	$18.45

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $604,199 foreign withholding tax)	$13,238,334
Income from securities lending, net (including affiliated income of $68,145)	100,051
Affiliated dividend income	17,159

Total income	13,355,544

Expenses
Management fee	3,472,250
Distribution fee(a)	221,602
Shareholder servicing fees(a)	1,634
Transfer agent’s fees and expenses (including affiliated expense of $35,776)(a)	547,766
Custodian and accounting fees	66,401
Registration fees(a)	49,062
Shareholders’ reports	36,607
Professional fees	15,834
Audit fee	14,332
Trustees’ fees	12,282
Miscellaneous	39,825

Total expenses	4,477,595
Less: Fee waiver and/or expense reimbursement(a)	(6,085)
Distribution fee waiver(a)	(12,237)

Net expenses	4,459,273

Net investment income (loss)	8,896,271

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $21,818)	(20,336,961)
Foreign currency transactions	(26,391)

(20,363,352)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,668)	103,382,712
Foreign currencies	135,853

103,518,565

Net gain (loss) on investment and foreign currency transactions	83,155,213

Net Increase (Decrease) In Net Assets Resulting From Operations	$92,051,484

See Notes to Financial Statements.

PGIM Global Real Estate Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	153,339	28,543	36,712	—	3,008	—	—
Shareholder servicing fees	—	—	—	—	1,203	431	—
Transfer agent’s fees and expenses	127,502	6,150	10,783	392,252	2,264	719	8,096
Registration fees	7,884	5,455	2,371	18,916	2,371	3,363	8,702
Fee waiver and/or expense reimbursement	—	—	—	—	(2,699)	(3,386)	—
Distribution fee waiver	—	—	(12,237)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,896,271	$22,829,091
Net realized gain (loss) on investment and foreign currency transactions	(20,363,352)	(25,448,369)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	103,518,565	(358,824,937)

Net increase (decrease) in net assets resulting from operations	92,051,484	(361,444,215)

Dividends and Distributions
Distributions from distributable earnings
Class A	(782,668)	(22,148,204)
Class C	(24,300)	(2,018,563)
Class R	(66,464)	(2,024,567)
Class Z	(4,627,843)	(111,461,258)
Class R2	(19,019)	(123,215)
Class R4	(8,372)	(130,996)
Class R6	(3,293,226)	(70,680,242)

	(8,821,892)	(208,587,045)

Tax return of capital distributions
Class A	—	(1,081,194)
Class C	—	(98,539)
Class R	—	(98,832)
Class Z	—	(5,441,128)
Class R2	—	(6,015)
Class R4	—	(6,394)
Class R6	—	(3,450,349)

	—	(10,182,451)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	119,978,892	304,727,057
Net asset value of shares issued in reinvestment of dividends and distributions	8,182,427	201,004,370
Cost of shares purchased	(180,742,236)	(542,575,318)

Net increase (decrease) in net assets from Fund share transactions	(52,580,917)	(36,843,891)

Total increase (decrease)	30,648,675	(617,057,602)

Net Assets:
Beginning of period	905,668,237	1,522,725,839

End of period	$936,316,912	$905,668,237

See Notes to Financial Statements.

PGIM Global Real Estate Fund	19

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.77		$27.44	$20.05	$27.31	$22.97	$24.07
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.34	0.25	0.31	0.36	0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57		(6.86)	7.41	(4.45)	4.87	(0.36)
Total from investment operations	1.71		(6.52)	7.66	(4.14)	5.23	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.55)	(0.27)	(0.88)	(0.51)	(0.74)
Tax return of capital distributions	-		(0.18)	-	(0.25)	-	-
Distributions from net realized gains	-		(3.42)	-	(1.99)	(0.38)	(0.42)
Total dividends and distributions	(0.14)		(4.15)	(0.27)	(3.12)	(0.89)	(1.16)
Net asset value, end of period	$18.34		$16.77	$27.44	$20.05	$27.31	$22.97
Total Return(b):	10.22%		(27.70)%	38.32%	(16.64)%	23.50%	0.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$99,779		$101,666	$153,763	$122,346	$169,987	$161,591
Average net assets (000)	$103,073		$132,796	$140,808	$139,599	$160,416	$231,191
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35	%(d)	1.31%	1.30%	1.42%	1.50%	1.46%
Expenses before waivers and/or expense reimbursement	1.35	%(d)	1.31%	1.30%	1.42%	1.50%	1.46%
Net investment income (loss)	1.54	%(d)	1.60%	1.00%	1.40%	1.43%	1.79%
Portfolio turnover rate(e)	47%		108%	149%	158%	82%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.22		$26.68	$19.51	$26.69	$22.46	$23.57
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.16	0.10	0.19	0.25	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.53		(6.62)	7.20	(4.34)	4.77	(0.35)
Total from investment operations	1.59		(6.46)	7.30	(4.15)	5.02	(0.05)
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.40)	(0.13)	(0.79)	(0.41)	(0.64)
Tax return of capital distributions	-		(0.18)	-	(0.25)	-	-
Distributions from net realized gains	-		(3.42)	-	(1.99)	(0.38)	(0.42)
Total dividends and distributions	(0.08)		(4.00)	(0.13)	(3.03)	(0.79)	(1.06)
Net asset value, end of period	$17.73		$16.22	$26.68	$19.51	$26.69	$22.46
Total Return(b):	9.79%		(28.25)%	37.48%	(17.11)%	23.05%	(0.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,244		$6,120	$14,756	$23,586	$54,343	$67,679
Average net assets (000)	$5,756		$10,899	$18,469	$38,807	$62,207	$82,784
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.20	%(d)	2.03%	1.95%	1.95%	1.91%	1.92%
Expenses before waivers and/or expense reimbursement	2.20	%(d)	2.03%	1.95%	1.95%	1.91%	1.92%
Net investment income (loss)	0.69	%(d)	0.75%	0.41%	0.90%	1.05%	1.29%
Portfolio turnover rate(e)	47%		108%	149%	158%	82%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	21

Financial Highlights  (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.70		$27.36	$19.97	$27.24	$22.90	$24.01
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.27	0.20	0.27	0.33	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.56		(6.82)	7.38	(4.44)	4.88	(0.38)
Total from investment operations	1.68		(6.55)	7.58	(4.17)	5.21	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.51)	(0.19)	(0.86)	(0.49)	(0.71)
Tax return of capital distributions	-		(0.18)	-	(0.25)	-	-
Distributions from net realized gains	-		(3.42)	-	(1.99)	(0.38)	(0.42)
Total dividends and distributions	(0.12)		(4.11)	(0.19)	(3.10)	(0.87)	(1.13)
Net asset value, end of period	$18.26		$16.70	$27.36	$19.97	$27.24	$22.90
Total Return(b):	10.10%		(27.90)%	38.08%	(16.82)%	23.45%	(0.06)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,652		$9,441	$14,415	$12,562	$19,815	$19,864
Average net assets (000)	$9,871		$11,927	$14,099	$15,354	$19,694	$24,550
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.56	%(d)	1.53%	1.52%	1.58%	1.58%	1.60%
Expenses before waivers and/or expense reimbursement	1.81	%(d)	1.78%	1.77%	1.83%	1.83%	1.85%
Net investment income (loss)	1.33	%(d)	1.26%	0.80%	1.25%	1.35%	1.70%
Portfolio turnover rate(e)	47%		108%	149%	158%	82%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.88		$27.60	$20.15	$27.45	$23.07	$24.17
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.41	0.34	0.42	0.50	0.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58		(6.90)	7.46	(4.48)	4.92	(0.36)
Total from investment operations	1.75		(6.49)	7.80	(4.06)	5.42	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.63)	(0.35)	(1.00)	(0.66)	(0.87)
Tax return of capital distributions	-		(0.18)	-	(0.25)	-	-
Distributions from net realized gains	-		(3.42)	-	(1.99)	(0.38)	(0.42)
Total dividends and distributions	(0.17)		(4.23)	(0.35)	(3.24)	(1.04)	(1.29)
Net asset value, end of period	$18.46		$16.88	$27.60	$20.15	$27.45	$23.07
Total Return(b):	10.43%		(27.44)%	38.87%	(16.26)%	24.27%	0.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$486,075		$475,896	$755,205	$609,899	$1,030,064	$974,596
Average net assets (000)	$489,206		$656,463	$696,648	$794,641	$971,722	$1,175,745
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.96	%(d)	0.93%	0.92%	0.94%	0.92%	0.93%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.93%	0.92%	0.94%	0.92%	0.93%
Net investment income (loss)	1.93	%(d)	1.89%	1.38%	1.90%	2.01%	2.32%
Portfolio turnover rate(e)	47%		108%	149%	158%	82%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	23

Financial Highlights  (unaudited) (continued)

Class R2 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 27, 2017(a) through October 31, 2018
	2023		2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.84		$27.54	$20.11	$27.40	$23.05	$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.38	0.25	0.32	0.34	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58		(6.93)	7.43	(4.45)	4.97	(0.96)
Total from investment operations	1.72		(6.55)	7.68	(4.13)	5.31	(0.72)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.55)	(0.25)	(0.92)	(0.58)	(0.33)
Tax return of capital distributions	-		(0.18)	-	(0.25)	-	-
Distributions from net realized gains	-		(3.42)	-	(1.99)	(0.38)	-
Total dividends and distributions	(0.14)		(4.15)	(0.25)	(3.16)	(0.96)	(0.33)
Net asset value, end of period	$18.42		$16.84	$27.54	$20.11	$27.40	$23.05
Total Return(c):	10.26%		(27.71)%	38.33%	(16.56)%	23.77%	(3.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,468		$2,245	$689	$237	$222	$10
Average net assets (000)	$2,426		$1,921	$444	$223	$69	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.30	%(e)	1.30%	1.30%	1.30%	1.30%	1.30	%(e)
Expenses before waivers and/or expense reimbursement	1.52	%(e)	1.55%	2.44%	7.86%	19.11%	209.91	%(e)
Net investment income (loss)	1.60	%(e)	1.87%	0.97%	1.48%	1.28%	1.22	%(e)
Portfolio turnover rate(f)	47%		108%	149%	158%	82%	57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R4 Shares
	Six Months Ended April 30,		Year Ended October 31,				December 27, 2017(a) through October 31, 2018
	2023		2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.85		$27.56	$20.12	$27.41	$23.06	$24.10
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.38	0.31	0.39	0.47	(0.27)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.57		(6.89)	7.44	(4.47)	4.90	(0.39)
Total from investment operations	1.74		(6.51)	7.75	(4.08)	5.37	(0.66)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.60)	(0.31)	(0.97)	(0.64)	(0.38)
Tax return of capital distributions	-		(0.18)	-	(0.25)	-	-
Distributions from net realized gains	-		(3.42)	-	(1.99)	(0.38)	-
Total dividends and distributions	(0.16)		(4.20)	(0.31)	(3.21)	(1.02)	(0.38)
Net asset value, end of period	$18.43		$16.85	$27.56	$20.12	$27.41	$23.06
Total Return(c):	10.39%		(27.53)%	38.68%	(16.35)%	24.08%	(2.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,000		$757	$937	$658	$577	$295
Average net assets (000)	$869		$840	$839	$616	$409	$24
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05	%(e)	1.05%	1.05%	1.05%	1.05%	1.05	%(e)
Expenses before waivers and/or expense reimbursement	1.84	%(e)	1.87%	1.78%	3.39%	4.06%	87.40	%(e)
Net investment income (loss)	1.87	%(e)	1.78%	1.26%	1.78%	1.86%	(1.35	)%(e)
Portfolio turnover rate(f)	47%		108%	149%	158%	82%	57%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Real Estate Fund	25

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.87		$27.59	$20.14	$27.44	$23.06	$24.17
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.43	0.37	0.44	0.54	0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58		(6.89)	7.46	(4.47)	4.90	(0.32)
Total from investment operations	1.77		(6.46)	7.83	(4.03)	5.44	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.66)	(0.38)	(1.03)	(0.68)	(0.90)
Tax return of capital distributions	-		(0.18)	-	(0.25)	-	-
Distributions from net realized gains	-		(3.42)	-	(1.99)	(0.38)	(0.42)
Total dividends and distributions	(0.19)		(4.26)	(0.38)	(3.27)	(1.06)	(1.32)
Net asset value, end of period	$18.45		$16.87	$27.59	$20.14	$27.44	$23.06
Total Return(b):	10.51%		(27.34)%	39.05%	(16.14)%	24.42%	0.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$332,099		$309,543	$582,961	$382,847	$438,023	$863,357
Average net assets (000)	$322,405		$405,564	$483,697	$383,591	$711,529	$896,240
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80	%(d)	0.79%	0.79%	0.80%	0.79%	0.80%
Expenses before waivers and/or expense reimbursement	0.80	%(d)	0.79%	0.79%	0.80%	0.79%	0.80%
Net investment income (loss)	2.07	%(d)	1.97%	1.50%	2.01%	2.19%	2.23%
Portfolio turnover rate(e)	47%		108%	149%	158%	82%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Global Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Global Real Estate Fund	27

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

28

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Global Real Estate Fund	29

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

30

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Global Real Estate Fund	31

Notes to Financial Statements  (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.75% of average daily net assets to $5 billion;	0.75%

0.74% of average daily net assets from $5 billion to $10 billion;

0.73% of average daily net assets over $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without

32

exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.30
R4	1.05
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
A	0.30%	0.30%	N/A%
C	1.00	1.00	N/A
R	0.75	0.50	N/A
Z	N/A	N/A	N/A
R2	0.25	0.25	0.10
R4	N/A	N/A	0.10
R6	N/A	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

PGIM Global Real Estate Fund	33

Notes to Financial Statements (unaudited) (continued)

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$7,427	$—
C	—	703

PGIM Investments, PGIM, Inc., PIMS, PGIM Real Estate (UK) Limited and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

34

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$441,594,574	$488,463,473

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$14,922,572	$12,727,148	$—	$—	$2,195,424	2,195,424	$17,159

PGIM Institutional Money Market Fund(1)(b)(wi)
47,575,524	355,083,480	387,736,077	5,668	21,818	14,950,413	14,959,388	68,145	(2)
$47,575,524	$370,006,052	$400,463,225	$5,668	$21,818	$17,145,837		$85,304

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$895,817,143	$94,483,160	$(40,923,862)	$53,559,298

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains

PGIM Global Real Estate Fund	35

Notes to Financial Statements (unaudited) (continued)

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$24,421,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into seven classes, designated Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6.

36

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	10,972	0.1%
R4	607	1.1
R6	1,577,777	8.8

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	54.5

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	169,640	$ 3,062,309

Shares issued in reinvestment of dividends and distributions	39,346	695,870

Shares purchased	(839,984)	(15,079,382)

Net increase (decrease) in shares outstanding before conversion	(630,998)	(11,321,203)

Shares issued upon conversion from other share class(es)	79,532	1,431,870

Shares purchased upon conversion into other share class(es)	(70,614)	(1,303,504)

Net increase (decrease) in shares outstanding	(622,080)	$ (11,192,837)

Year ended October 31, 2022:

Shares sold	567,952	$ 12,442,743

Shares issued in reinvestment of dividends and distributions	897,713	20,594,349

Shares purchased	(1,126,315)	(23,846,482)

Net increase (decrease) in shares outstanding before conversion	339,350	9,190,610

Shares issued upon conversion from other share class(es)	239,974	5,118,920

Shares purchased upon conversion into other share class(es)	(118,834)	(2,627,316)

Net increase (decrease) in shares outstanding	460,490	$ 11,682,214

Class C

Six months ended April 30, 2023:

Shares sold	14,375	$ 248,745

Shares issued in reinvestment of dividends and distributions	1,357	23,222

Shares purchased	(49,842)	(854,786)

Net increase (decrease) in shares outstanding before conversion	(34,110)	(582,819)

Shares purchased upon conversion into other share class(es)	(47,359)	(834,343)

Net increase (decrease) in shares outstanding	(81,469)	$ (1,417,162)

PGIM Global Real Estate Fund	37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	79,396	$ 1,781,200

Shares issued in reinvestment of dividends and distributions	90,254	2,027,183

Shares purchased	(173,076)	(3,417,630)

Net increase (decrease) in shares outstanding before conversion	(3,426)	390,753

Shares purchased upon conversion into other share class(es)	(172,356)	(3,661,311)

Net increase (decrease) in shares outstanding	(175,782)	$ (3,270,558)

Class R

Six months ended April 30, 2023:

Shares sold	23,982	$ 428,024

Shares issued in reinvestment of dividends and distributions	3,766	66,321

Shares purchased	(64,494)	(1,150,978)

Net increase (decrease) in shares outstanding	(36,746)	$ (656,633)

Year ended October 31, 2022:

Shares sold	67,120	$ 1,312,971

Shares issued in reinvestment of dividends and distributions	92,540	2,119,436

Shares purchased	(121,304)	(2,695,090)

Net increase (decrease) in shares outstanding	38,356	$ 737,317

Class Z

Six months ended April 30, 2023:

Shares sold	3,591,937	$ 64,992,739

Shares issued in reinvestment of dividends and distributions	238,838	4,253,384

Shares purchased	(5,726,568)	(102,830,182)

Net increase (decrease) in shares outstanding before conversion	(1,895,793)	(33,584,059)

Shares issued upon conversion from other share class(es)	79,504	1,480,518

Shares purchased upon conversion into other share class(es)	(48,873)	(887,557)

Net increase (decrease) in shares outstanding	(1,865,162)	$ (32,991,098)

Year ended October 31, 2022:

Shares sold	8,056,054	$ 174,012,186

Shares issued in reinvestment of dividends and distributions	4,505,589	103,779,146

Shares purchased	(10,891,695)	(226,823,374)

Net increase (decrease) in shares outstanding before conversion	1,669,948	50,967,958

Shares issued upon conversion from other share class(es)	150,985	3,413,785

Shares purchased upon conversion into other share class(es)	(986,179)	(16,588,201)

Net increase (decrease) in shares outstanding	834,754	$ 37,793,542

38

Share Class	Shares	Amount

Class R2

Six months ended April 30, 2023:

Shares sold	9,825	$ 179,272

Shares issued in reinvestment of dividends and distributions	1,071	19,019

Shares purchased	(10,175)	(183,582)

Net increase (decrease) in shares outstanding	721	$14,709

Year ended October 31, 2022:

Shares sold	150,140	$ 3,269,850

Shares issued in reinvestment of dividends and distributions	5,994	129,230

Shares purchased	(47,862)	(977,543)

Net increase (decrease) in shares outstanding	108,272	$ 2,421,537

Class R4

Six months ended April 30, 2023:

Shares sold	14,517	$ 266,837

Shares issued in reinvestment of dividends and distributions	205	3,651

Shares purchased	(5,406)	(94,764)

Net increase (decrease) in shares outstanding	9,316	$ 175,724

Year ended October 31, 2022:

Shares sold	13,329	$ 278,741

Shares issued in reinvestment of dividends and distributions	3,083	70,598

Shares purchased	(5,493)	(134,725)

Net increase (decrease) in shares outstanding	10,919	$ 214,614

Class R6

Six months ended April 30, 2023:

Shares sold	2,815,253	$ 50,800,966

Shares issued in reinvestment of dividends and distributions	175,286	3,120,960

Shares purchased	(3,347,230)	(60,548,562)

Net increase (decrease) in shares outstanding before conversion	(356,691)	(6,626,636)

Shares issued upon conversion from other share class(es)	6,113	115,077

Shares purchased upon conversion into other share class(es)	(115)	(2,061)

Net increase (decrease) in shares outstanding	(350,693)	$ (6,513,620)

PGIM Global Real Estate Fund	39

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	5,120,366	$111,629,366

Shares issued in reinvestment of dividends and distributions	3,138,261	72,284,428

Shares purchased	(11,917,267)	(284,680,474)

Net increase (decrease) in shares outstanding before conversion	(3,658,640)	(100,766,680)

Shares issued upon conversion from other share class(es)	886,491	14,464,541

Shares purchased upon conversion into other share class(es)	(5,922)	(120,418)

Net increase (decrease) in shares outstanding	(2,778,071)	$(86,422,557)

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 21 days that the Fund had loans outstanding during the period was approximately $1,467,714, borrowed at a weighted average interest rate of 5.50%. The maximum loan outstanding amount during the period was $4,112,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

40

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

PGIM Global Real Estate Fund	41

Notes to Financial Statements (unaudited) (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the

42

Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by

PGIM Global Real Estate Fund	43

Notes to Financial Statements (unaudited) (continued)

borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

44

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.    Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Global Real Estate Fund	45

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL REAL ESTATE FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6

NASDAQ	PURAX	PURCX	PURRX	PURZX	PUREX	PURGX	PGRQX

CUSIP	744336108	744336306	744336405	744336504	744336678	744336660	744336876

MF182E2

PGIM JENNISON TECHNOLOGY FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Technology Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Technology Fund

June 15, 2023

PGIM Jennison Technology Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	17.86	-3.97	9.77 (06/19/2018)

Class C	17.41	-0.20	10.23 (06/19/2018)

Class Z	17.97	1.81	11.35 (06/19/2018)

Class R6	18.04	1.88	11.39 (06/19/2018)

MSCI All Country World Information Technology Index
	18.29	4.14	15.12

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

MSCI All Country World Information Technology Index—The MSCI All Country World Information Technology Index includes large- and mid-cap securities across 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK, and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Technology Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	% of Net Assets

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	12.2%

Microsoft Corp.	Software	11.7%

Broadcom, Inc.	Semiconductors & Semiconductor Equipment	10.1%

Apple, Inc.	Technology Hardware, Storage & Peripherals	7.3%

Snowflake, Inc. (Class A Stock)	IT Services	3.5%

ASML Holding NV (Netherlands)	Semiconductors & Semiconductor Equipment	3.3%

MercadoLibre, Inc. (Brazil)	Broadline Retail	3.1%

Lam Research Corp.	Semiconductors & Semiconductor Equipment	2.9%

Intuitive Surgical, Inc.	Health Care Equipment & Supplies	2.9%

Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	2.7%

Holdings reflect only long-time investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Technology Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Technology Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,178.60	1.10%	$5.94
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class C	Actual	$1,000.00	$1,174.10	1.85%	$9.97
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class Z	Actual	$1,000.00	$1,179.70	0.85%	$4.59
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class R6	Actual	$1,000.00	$1,180.40	0.80%	$4.32
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Aerospace & Defense 0.7%

HEICO Corp.	793	$133,731

Automobile Components 0.7%

Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	3,803	143,145

Automobiles 0.3%

Tesla, Inc.*	367	60,302

Broadline Retail 4.1%

Amazon.com, Inc.*	1,807	190,548
MercadoLibre, Inc. (Brazil)*	469	599,143

		789,691

Entertainment 1.5%

Netflix, Inc.*	846	279,121

Financial Services 4.1%

Adyen NV (Netherlands), 144A*	262	420,995
Block, Inc.*	3,775	229,483
Mastercard, Inc. (Class A Stock)	371	140,991

		791,469

Ground Transportation 0.8%

Uber Technologies, Inc.*	4,641	144,103

Health Care Equipment & Supplies 4.1%

Dexcom, Inc.*	2,036	247,048

Intuitive Surgical, Inc.*	1,814	546,413

		793,461

Hotels, Restaurants & Leisure 1.6%

Airbnb, Inc. (Class A Stock)*	2,539	303,842

Interactive Media & Services 0.4%

Pinterest, Inc. (Class A Stock)*	3,441	79,143

See Notes to Financial Statements.

PGIM Jennison Technology Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 5.8%
MongoDB, Inc.*	1,791	$429,768
Snowflake, Inc. (Class A Stock)*	4,548	673,468

		1,103,236

Life Sciences Tools & Services 0.9%
Mettler-Toledo International, Inc.*	120	178,980

Pharmaceuticals 1.6%
Novo Nordisk A/S (Denmark), ADR	1,829	305,608

Semiconductors & Semiconductor Equipment 37.3%
Advanced Micro Devices, Inc.*	5,848	522,636
Allegro MicroSystems, Inc. (Japan)*	9,891	353,801
ASML Holding NV (Netherlands)	983	626,033
Broadcom, Inc.	3,083	1,931,499
Lam Research Corp.	1,070	560,766
Lattice Semiconductor Corp.*	1,078	85,917
Micron Technology, Inc.	7,001	450,584
Monolithic Power Systems, Inc.	608	280,878
NVIDIA Corp.	8,424	2,337,576

		7,149,690

Software 26.0%
Adobe, Inc.*	1,223	461,756
Atlassian Corp. (Class A Stock)*	2,635	389,084
Crowdstrike Holdings, Inc. (Class A Stock)*	1,359	163,148
Datadog, Inc. (Class A Stock)*	2,464	166,024
HubSpot, Inc.*	1,143	481,146
Microsoft Corp.	7,290	2,239,925
Salesforce, Inc.*	2,342	464,582
ServiceNow, Inc.*	292	134,151
Synopsys, Inc.*	1,149	426,647
Workday, Inc. (Class A Stock)*	294	54,725

		4,981,188

Specialized REITs 2.1%
American Tower Corp.	1,927	393,860

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	8,212	$1,393,412

TOTAL LONG-TERM INVESTMENTS (cost $14,716,162)		19,023,982

SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	49,128	49,128
PGIM Institutional Money Market Fund (cost $214,703; includes $213,889 of cash collateral for securities on loan)(b)(wi)	214,802	214,673

TOTAL SHORT-TERM INVESTMENTS (cost $263,831)		263,801

TOTAL INVESTMENTS 100.7% (cost $14,979,993)		19,287,783
Liabilities in excess of other assets (0.7)%		(142,850)

NET ASSETS 100.0%		$19,144,933

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $218,312; cash collateral of $213,889 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$133,731	$—	$—
Automobile Components	143,145	—	—
Automobiles	60,302	—	—
Broadline Retail	789,691	—	—
Entertainment	279,121	—	—
Financial Services	370,474	420,995	—
Ground Transportation	144,103	—	—
Health Care Equipment & Supplies	793,461	—	—
Hotels, Restaurants & Leisure	303,842	—	—
Interactive Media & Services	79,143	—	—
IT Services	1,103,236	—	—
Life Sciences Tools & Services	178,980	—	—
Pharmaceuticals	305,608	—	—
Semiconductors & Semiconductor Equipment	7,149,690	—	—
Software	4,981,188	—	—
Specialized REITs	393,860	—	—
Technology Hardware, Storage & Peripherals	1,393,412	—	—
Short-Term Investments
Affiliated Mutual Funds	263,801	—	—

Total	$18,866,788	$420,995	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Semiconductors & Semiconductor Equipment	37.3%
Software	26.0
Technology Hardware, Storage & Peripherals	7.3
IT Services	5.8
Health Care Equipment & Supplies	4.1
Financial Services	4.1
Broadline Retail	4.1
Specialized REITs	2.1
Pharmaceuticals	1.6
Hotels, Restaurants & Leisure	1.6
Entertainment	1.5

Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	1.4%
Life Sciences Tools & Services	0.9
Ground Transportation	0.8
Automobile Components	0.7
Aerospace & Defense	0.7
Interactive Media & Services	0.4

See Notes to Financial Statements.

12

Industry Classification (continued):

Automobiles	0.3%

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$218,312	$(213,889)	$4,423

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets
Investments at value, including securities on loan of $218,312:
Unaffiliated investments (cost $14,716,162)	$19,023,982
Affiliated investments (cost $263,831)	263,801
Receivable for investments sold	171,114
Due from Manager	2,213
Tax reclaim receivable	813
Dividends receivable	592
Receivable for Fund shares sold	175
Prepaid expenses	457

Total Assets	19,463,147

Liabilities
Payable to broker for collateral for securities on loan	213,889
Payable for investments purchased	57,760
Custodian and accounting fee payable	14,257
Audit fees payable	11,804
Accrued expenses and other liabilities	8,300
Registration fees payable	7,776
Affiliated transfer agent fee payable	2,424
Distribution fee payable	1,277
Trustees’ fees payable	727

Total Liabilities	318,214

Net Assets	$19,144,933

Net assets were comprised of:
Shares of beneficial interest, at par	$1,313
Paid-in capital in excess of par	15,910,995
Total distributable earnings (loss)	3,232,625

Net assets, April 30, 2023	$19,144,933

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($ 3,618,540 ÷ 250,424 shares of beneficial interest issued and outstanding)	$14.45
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.29

Class C
Net asset value, offering price and redemption price per share, ($ 662,610 ÷ 47,697 shares of beneficial interest issued and outstanding)	$13.89

Class Z
Net asset value, offering price and redemption price per share, ($ 6,304,539 ÷ 430,562 shares of beneficial interest issued and outstanding)	$14.64

Class R6
Net asset value, offering price and redemption price per share, ($ 8,559,244 ÷ 583,857 shares of beneficial interest issued and outstanding)	$14.66

See Notes to Financial Statements.

PGIM Jennison Technology Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $690 foreign withholding tax)	$75,126
Income from securities lending, net (including affiliated income of $949)	1,303
Affiliated dividend income	1,057

Total income	77,486

Expenses
Management fee	64,493
Distribution fee(a)	7,865
Custodian and accounting fees	18,484
Registration fees(a)	15,228
Transfer agent’s fees and expenses (including affiliated expense of $9,266)(a)	12,853
Audit fee	11,802
Professional fees	10,352
Shareholders’ reports	7,605
Fund data services	6,726
Trustees’ fees	4,777
Miscellaneous	2,956

Total expenses	163,141
Less: Fee waiver and/or expense reimbursement(a)	(84,130)
Distribution fee waiver(a)	(792)

Net expenses	78,219

Net investment income (loss)	(733)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(32))	(346,185)
Foreign currency transactions	87

(346,098)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(30))	3,207,447
Foreign currencies	33

3,207,480

Net gain (loss) on investment and foreign currency transactions	2,861,382

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,860,649

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	4,754	3,111	—	—
Registration fees	5,800	3,293	3,587	2,548
Transfer agent’s fees and expenses	7,535	1,140	4,071	107
Fee waiver and/or expense reimbursement	(23,297)	(6,393)	(25,349)	(29,091)
Distribution fee waiver	(792)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(733)	$(36,126)
Net realized gain (loss) on investment and foreign currency transactions	(346,098)	(630,549)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,207,480	(11,550,170)

Net increase (decrease) in net assets resulting from operations	2,860,649	(12,216,845)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(334,579)
Class C	—	(82,397)
Class Z	—	(1,145,837)
Class R6	—	(1,003,985)

	—	(2,566,798)

Tax return of capital distributions
Class A	—	(12,703)
Class C	—	(3,129)
Class Z	—	(43,506)
Class R6	—	(38,120)

	—	(97,458)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,052,163	2,399,366
Net asset value of shares issued in reinvestment of dividends and distributions	—	2,457,441
Cost of shares purchased	(665,936)	(5,047,568)

Net increase (decrease) in net assets from Fund share transactions	386,227	(190,761)

Total increase (decrease)	3,246,876	(15,071,862)

Net Assets:
Beginning of period	15,898,057	30,969,919

End of period	$19,144,933	$15,898,057

See Notes to Financial Statements.

PGIM Jennison Technology Fund	17

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31,				June 19, 2018(a) through October 31, 2018
			2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.26		$22.58	$16.83	$11.18	$9.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.05)	(0.16)	(0.09)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.20		(8.31)	6.76	5.74	1.57	(0.35)
Total from investment operations	2.19		(8.36)	6.60	5.65	1.54	(0.36)
Less Dividends and Distributions:
Tax return of capital distributions	-		(0.07)	-	-	-	-
Distributions from net realized gains	-		(1.89)	(0.85)	-	-	-
Total dividends and distributions	-		(1.96)	(0.85)	-	-	-
Net asset value, end of period	$14.45		$12.26	$22.58	$16.83	$11.18	$9.64
Total Return(c):	17.86%		(40.09)%	40.10%	50.54%	15.98%	(3.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,619		$2,841	$3,989	$2,400	$457	$110
Average net assets (000)	$3,195		$3,351	$3,404	$1,365	$216	$37
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10	%(e)	1.10%	1.10%	1.10%	1.10%	1.10	%(e)
Expenses before waivers and/or expense reimbursement	2.62	%(e)	2.42%	2.26%	3.33%	9.15%	148.53	%(e)
Net investment income (loss)	(0.20	)%(e)	(0.34)%	(0.77)%	(0.60)%	(0.27)%	(0.37	)%(e)
Portfolio turnover rate(f)	43%		104%	68%	74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31,				June 19, 2018(a) through October 31, 2018
			2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.83		$22.01	$16.55	$11.07	$9.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.17)	(0.30)	(0.21)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.12		(8.05)	6.61	5.69	1.55	(0.34)
Total from investment operations	2.06		(8.22)	6.31	5.48	1.45	(0.38)
Less Dividends and Distributions:
Tax return of capital distributions	-		(0.07)	-	-	-	-
Distributions from net realized gains	-		(1.89)	(0.85)	-	-	-
Total dividends and distributions	-		(1.96)	(0.85)	-	-	-
Net asset value, end of period	$13.89		$11.83	$22.01	$16.55	$11.07	$9.62
Total Return(c):	17.41%		(40.55)%	39.05%	49.50%	15.07%	(3.80)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$663		$585	$930	$529	$61	$39
Average net assets (000)	$627		$754	$700	$265	$56	$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.85	%(e)	1.85%	1.85%	1.85%	1.85%	1.85	%(e)
Expenses before waivers and/or expense reimbursement	3.90	%(e)	3.40%	3.60%	8.45%	26.92%	166.12	%(e)
Net investment income (loss)	(0.95	)%(e)	(1.10)%	(1.52)%	(1.38)%	(0.95)%	(1.16	)%(e)
Portfolio turnover rate(f)	43%		104%	68%	74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	19

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31,				June 19, 2018(a) through October 31, 2018
			2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.41		$22.77	$16.93	$11.22	$9.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)(d)	(0.02)	(0.11)	(0.04)	- (d)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.23		(8.38)	6.80	5.75	1.57	(0.33)
Total from investment operations	2.23		(8.40)	6.69	5.71	1.57	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	- (d)	(0.01)	-
Tax return of capital distributions	-		(0.07)	-	-	-	-
Distributions from net realized gains	-		(1.89)	(0.85)	-	-	-
Total dividends and distributions	-		(1.96)	(0.85)	- (d)	(0.01)	-
Net asset value, end of period	$14.64		$12.41	$22.77	$16.93	$11.22	$9.66
Total Return(e):	17.97%		(39.92)%	40.41%	50.94%	16.25%	(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,305		$5,219	$13,928	$7,063	$5,420	$2,327
Average net assets (000)	$5,673		$9,493	$10,989	$6,864	$4,521	$1,204
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85	%(g)
Expenses before waivers and/or expense reimbursement	1.75	%(g)	1.50%	1.44%	2.03%	2.66%	10.00	%(g)
Net investment income (loss)	0.05	%(g)	(0.12)%	(0.53)%	(0.27)%	0.03%	(0.21	)%(g)
Portfolio turnover rate(h)	43%		104%	68%	74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,				June 19, 2018(a) through October 31, 2018
			2022	2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.42		$22.78	$16.93	$11.22	$9.66	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	(c)	(0.01)	(0.09)	(0.03)	0.01	(-	)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.23		(8.39)	6.79	5.75	1.56	(0.34)
Total from investment operations	2.24		(8.40)	6.70	5.72	1.57	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.01)	(0.01)	-
Tax return of capital distributions	-		(0.07)	-	-	-	-
Distributions from net realized gains	-		(1.89)	(0.85)	-	-	-
Total dividends and distributions	-		(1.96)	(0.85)	(0.01)	(0.01)	-
Net asset value, end of period	$14.66		$12.42	$22.78	$16.93	$11.22	$9.66
Total Return(e):	18.04%		(39.90)%	40.47%	51.02%	16.28%	(3.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,559		$7,253	$12,123	$8,630	$5,627	$4,838
Average net assets (000)	$7,845		$9,106	$10,675	$7,106	$5,280	$5,084
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.80	%(g)	0.80%	0.80%	0.80%	0.80%	0.80	%(g)
Expenses before waivers and/or expense reimbursement	1.55	%(g)	1.40%	1.32%	1.90%	2.56%	6.54	%(g)
Net investment income (loss)	0.10	%(g)	(0.05)%	(0.47)%	(0.22)%	0.10%	(0.12	)%(g)
Portfolio turnover rate(h)	43%		104%	68%	74%	47%	19%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Technology Fund	21

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison Technology Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Jennison Technology Fund	23

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Jennison Technology Fund	25

Notes to Financial Statements (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

26

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% of the average daily net assets up to $1 billion;	0.75%
0.73% of the average daily net assets from $1 billion to $3 billion;
0.71% of the average daily net assets from $3 billion to $5 billion;
0.70% of the average daily net assets from $5 billion to $10 billion;
0.69% of the average daily net assets over $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.10%
C	1.85
Z	0.85
R6	0.80

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Jennison Technology Fund	27

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$2,277	$—

C	—	21

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

28

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$8,085,118	$7,387,877

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$—	$1,080,911	$1,031,783	$ —	$ —	$ 49,128	49,128	$1,057

PGIM Institutional Money Market Fund(1)(b)(wi)
—	328,614	113,879	(30)	(32)	214,673	214,802	949	(2)
$—	$1,409,525	$1,145,662	$(30)	$(32)	$263,801		$2,006

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$15,159,768	$5,301,520	$(1,173,505)	$4,128,015

PGIM Jennison Technology Fund	29

Notes to Financial Statements (unaudited) (continued)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$532,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (October 31, 2023).

Qualified Late-Year Losses	Post-October Capital Losses
$16,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

30

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,156	2.4%
R6	577,711	98.9

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	44.2%
Unaffiliated	2	21.2

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	41,594	$568,063

Shares purchased	(23,686)	(314,326)

Net increase (decrease) in shares outstanding before conversion	17,908	253,737

Shares issued upon conversion from other share class(es)	816	10,750

Net increase (decrease) in shares outstanding	18,724	$264,487

Year ended October 31, 2022:

Shares sold	89,419	$1,473,516

Shares issued in reinvestment of dividends and distributions	18,316	346,717

Shares purchased	(56,922)	(906,314)

Net increase (decrease) in shares outstanding before conversion	50,813	913,919

Shares issued upon conversion from other share class(es)	4,242	61,178

Net increase (decrease) in shares outstanding	55,055	$975,097

Class C

Six months ended April 30, 2023:

Shares sold	1,091	$13,805

Shares purchased	(2,010)	(25,700)

Net increase (decrease) in shares outstanding before conversion	(919)	(11,895)

Shares purchased upon conversion into other share class(es)	(848)	(10,750)

Net increase (decrease) in shares outstanding	(1,767)	$(22,645)

PGIM Jennison Technology Fund	31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	8,190	$146,236

Shares issued in reinvestment of dividends and distributions	4,643	85,379

Shares purchased	(1,223)	(18,679)

Net increase (decrease) in shares outstanding before conversion	11,610	212,936

Shares purchased upon conversion into other share class(es)	(4,383)	(61,178)

Net increase (decrease) in shares outstanding	7,227	$151,758

Class Z

Six months ended April 30, 2023:

Shares sold	33,911	$469,989

Shares purchased	(23,831)	(325,910)

Net increase (decrease) in shares outstanding	10,080	$144,079

Year ended October 31, 2022:

Shares sold	47,169	$779,614

Shares issued in reinvestment of dividends and distributions	51,677	988,061

Shares purchased	(289,936)	(4,090,009)

Net increase (decrease) in shares outstanding	(191,090)	$(2,322,334)

Class R6

Six months ended April 30, 2023:

Shares sold	21	$306

Net increase (decrease) in shares outstanding	21	$306

Year ended October 31, 2022:

Shares issued in reinvestment of dividends and distributions	54,223	$1,037,284

Shares purchased	(2,461)	(32,566)

Net increase (decrease) in shares outstanding	51,762	$1,004,718

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

32

SCA

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

PGIM Jennison Technology Fund	33

Notes to Financial Statements (unaudited) (continued)

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater

34

and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in

PGIM Jennison Technology Fund	35

Notes to Financial Statements (unaudited) (continued)

the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Technology Sector Risk: The Fund’s assets will be concentrated in the technology sector and in the securities of technology-related companies in other sectors, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology advances is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, consumer preferences, excessive investor optimism or pessimism, government regulation or scrutiny, competition, both domestically and internationally, including competition from foreign competitors with lower production costs, actual or perceived security vulnerabilities in products and services and the availability and price of computer software technology components. Stocks of

36

technology companies and companies that rely heavily on technology advances, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, technology companies and companies that rely heavily on technology advances may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

10.    Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Jennison Technology Fund	37

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street Newark, NJ 07102		(800) 225-1852		pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Technology Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

 PGIM JENNISON TECHNOLOGY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PGKAX	PGKCX	PGKZX	PGKRX

CUSIP	744336652	744336645	744336637	744336629

 MF240E2

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison International Small-Mid Cap Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison International Small-Mid Cap Opportunities Fund

June 15, 2023

PGIM Jennison International Small-Mid Cap Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	10.05	-10.49	-26.17(09/14/2021)

Class C	9.62	-6.98	-24.14(09/14/2021)

Class Z	10.19	-4.98	-23.34(09/14/2021)

Class R6	10.19	-4.98	-23.34(09/14/2021)

MSCI All Country World ex USA Small Mid Cap Index

	18.06	-0.64	-9.80

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

MSCI All Country World ex USA Small Mid Cap Index—The MSCI All Country World ex USA Small Mid Cap Index (MSCI ACWI ex USA SMID Cap Index) captures small- and mid-cap representation across 22 of 23 Developed Market (DM) countries (excluding the US) and 24 Emerging Markets countries.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison International Small-Mid Cap Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Ferrari NV	Automobiles	Italy	5.6%

Burberry Group plc	Textiles, Apparel & Luxury Goods	United Kingdom	4.7%

MercadoLibre, Inc.	Broadline Retail	Brazil	4.0%

FirstService Corp.	Real Estate Management & Development	Canada	2.9%

BKW AG	Electric Utilities	Switzerland	2.7%

On Holding AG (Class A Stock)	Textiles, Apparel & Luxury Goods	Switzerland	2.7%

MTU Aero Engines AG	Aerospace & Defense	Germany	2.6%

Dollarama, Inc.	Broadline Retail	Canada	2.5%

Corp Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	Mexico	2.5%

ASM International NV	Semiconductors & Semiconductor Equipment	Netherlands	2.5%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison International Small-Mid Cap Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison International Small-Mid Cap Opportunities Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,100.50	1.41%	$ 7.34
	Hypothetical	$1,000.00	$1,017.80	1.41%	$ 7.05

Class C	Actual	$1,000.00	$1,096.20	2.16%	$11.23
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class Z	Actual	$1,000.00	$1,101.90	1.16%	$ 6.05
	Hypothetical	$1,000.00	$1,019.04	1.16%	$ 5.81

Class R6	Actual	$1,000.00	$1,101.90	1.11%	$ 5.78
	Hypothetical	$1,000.00	$1,019.29	1.11%	$ 5.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 95.5%

COMMON STOCKS

Australia 1.9%

Technology One Ltd.	6,899	$69,554

Brazil 4.0%

MercadoLibre, Inc.*	116	148,189

Canada 12.0%

Descartes Systems Group, Inc. (The)*	983	77,834
Dollarama, Inc.	1,507	93,344
Fairfax Financial Holdings Ltd.	128	89,449
FirstService Corp.	725	109,057
TFI International, Inc.	711	76,646

		446,330

France 2.4%

Edenred	1,401	91,028

Germany 2.6%

MTU Aero Engines AG	375	98,464

India 3.9%

Max Healthcare Institute Ltd.*	10,364	58,397

Varun Beverages Ltd.	4,922	87,236

		145,633

Israel 3.2%

Mobileye Global, Inc. (Class A Stock)*(a)	1,029	38,731

Nova Ltd.*	873	79,836

		118,567

Italy 13.3%

Brunello Cucinelli SpA	937	89,720

Davide Campari-Milano NV	3,411	43,959

Ferrari NV	747	208,150

Infrastrutture Wireless Italiane SpA, 144A	5,593	77,628

Moncler SpA	1,040	77,149

		496,606

Japan 4.3%

Change Holdings, Inc.	3,828	64,761

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)

Lasertec Corp.	319	$43,399
SMS Co. Ltd.	2,252	52,922

		161,082

Malaysia 3.8%

Heineken Malaysia Bhd	13,278	83,807
TIME dotCom Bhd	45,436	55,974

		139,781

Mexico 5.3%

Corp Inmobiliaria Vesta SAB de CV	29,538	93,315
Grupo Aeroportuario del Centro Norte SAB de CV	4,116	45,154
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	3,242	57,645

		196,114

Netherlands 3.9%

Argenx SE, ADR*	133	51,588
ASM International NV	253	91,851

		143,439

Norway 2.3%

Kongsberg Gruppen ASA	1,929	86,643

Poland 2.1%

Dino Polska SA, 144A*	771	78,629

South Korea 1.8%

Dentium Co. Ltd.	625	67,466

Sweden 1.9%

Alfa Laval AB	1,930	70,807

Switzerland 7.1%

BKW AG	595	101,892
On Holding AG (Class A Stock)*	3,115	101,082
Tecan Group AG	143	62,315

		265,289

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Taiwan 3.5%

Jentech Precision Industrial Co. Ltd.	4,568	$67,933
Lotes Co. Ltd.	2,154	61,765

		129,698

Thailand 1.7%

Bumrungrad Hospital PCL	9,102	63,565

United Kingdom 11.0%

Ashtead Group PLC	668	38,514
Burberry Group PLC	5,285	172,513
Compass Group PLC	2,006	52,920
Diploma PLC	1,148	38,902
JD Sports Fashion PLC	36,909	74,909
Wise PLC (Class A Stock)*	4,309	29,835

		407,593

United States 3.5%

Experian PLC	1,923	68,084
ICON PLC*	321	61,853

		129,937

TOTAL LONG-TERM INVESTMENTS
(cost $3,199,999)		3,554,414

SHORT-TERM INVESTMENTS 6.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	195,342	195,342
PGIM Institutional Money Market Fund (cost $37,029; includes $36,863 of cash collateral for securities on loan)(b)(wi)	37,042	37,020

TOTAL SHORT-TERM INVESTMENTS
(cost $232,371)		232,362

TOTAL INVESTMENTS 101.8%
(cost $3,432,370)		3,786,776
Liabilities in excess of other assets (1.8)%		(66,469)

NET ASSETS 100.0%		$3,720,307

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,640; cash collateral of $36,863 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$69,554	$—
Brazil	148,189	—	—
Canada	446,330	—	—
France	—	91,028	—
Germany	—	98,464	—
India	—	145,633	—
Israel	118,567	—	—
Italy	—	496,606	—
Japan	—	161,082	—
Malaysia	—	139,781	—
Mexico	196,114	—	—
Netherlands	51,588	91,851	—
Norway	—	86,643	—
Poland	—	78,629	—
South Korea	—	67,466	—
Sweden	—	70,807	—

See Notes to Financial Statements.

12

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Switzerland	$101,082	$164,207	$—
Taiwan	—	129,698	—
Thailand	—	63,565	—
United Kingdom	—	407,593	—
United States	61,853	68,084	—
Short-Term Investments
Affiliated Mutual Funds	232,362	—	—

Total	$1,356,085	$2,430,691	$—

Industry Allocation:

The industry allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Textiles, Apparel & Luxury Goods	11.8%
Semiconductors & Semiconductor Equipment	7.7
Broadline Retail	6.5
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	6.3
Beverages	5.8
Automobiles	5.6
Real Estate Management & Development	5.4
Aerospace & Defense	4.9
Software	4.0
Diversified Telecommunication Services	3.6
Life Sciences Tools & Services	3.4
Health Care Providers & Services	3.3
Professional Services	3.2
Financial Services	3.2
Transportation Infrastructure	2.8
Electric Utilities	2.7

Insurance	2.4%
Consumer Staples Distribution & Retail	2.1
Trading Companies & Distributors	2.1
Ground Transportation	2.1
Specialty Retail	2.0
Machinery	1.9
Health Care Equipment & Supplies	1.8
IT Services	1.7
Electronic Equipment, Instruments & Components	1.7
Hotels, Restaurants & Leisure	1.4
Biotechnology	1.4
Automobile Components	1.0

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$37,640	$(36,863)	$777

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $37,640:
Unaffiliated investments (cost $3,199,999)	$3,554,414
Affiliated investments (cost $232,371)	232,362
Foreign currency, at value (cost $7)	8
Due from Manager	11,280
Dividends receivable	3,390
Tax reclaim receivable	39
Prepaid expenses and other assets	660

Total Assets	3,802,153

Liabilities

Payable to broker for collateral for securities on loan	36,863
Custodian and accounting fees payable	17,499
Audit fee payable	13,389
Professional fees payable	4,775
Registration fees payable	4,106
Shareholders’ reports fee payable	2,834
Accrued expenses and other liabilities	1,378
Trustees’ fees payable	760
Affiliated transfer agent fee payable	206
Distribution fee payable	36

Total Liabilities	81,846

Net Assets	$3,720,307

Net assets were comprised of:
Shares of beneficial interest, at par	$573
Paid-in capital in excess of par	5,987,459
Total distributable earnings (loss)	(2,267,725)

Net assets, April 30, 2023	$3,720,307

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	15

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Class A

Net asset value and redemption price per share, ($100,900 ÷ 15,617 shares of beneficial interest issued and outstanding)	$6.46
Maximum sales charge (5.50% of offering price)	0.38

Maximum offering price to public	$6.84

Class C

Net asset value, offering price and redemption price per share, ($19,003 ÷ 2,977 shares of beneficial interest issued and outstanding)	$6.38

Class Z

Net asset value, offering price and redemption price per share, ($347,047 ÷ 53,479 shares of beneficial interest issued and outstanding)	$6.49

Class R6

Net asset value, offering price and redemption price per share, ($3,253,357 ÷ 501,000 shares of beneficial interest issued and outstanding)	$6.49

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $1,910 foreign withholding tax)	$17,823
Affiliated dividend income	1,011
Income from securities lending, net (including affiliated income of $232)	284

Total income	19,118

Expenses
Management fee	19,542
Distribution fee(a)	223
Custodian and accounting fees	22,197
Professional fees	15,122
Audit fee	13,389
Registration fees(a)	12,894
Shareholders’ reports	6,975
Fund data services	5,526
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $833)(a)	1,440
Miscellaneous	2,500

Total expenses	104,568
Less: Fee waiver and/or expense reimbursement(a)	(83,731)

Net expenses	20,837

Net investment income (loss)	(1,719)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(7))	(350,717)
Foreign currency transactions	(1,321)

(352,038)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9))	711,699
Foreign currencies	55

711,754

Net gain (loss) on investment and foreign currency transactions	359,716

Net Increase (Decrease) In Net Assets Resulting From Operations	$357,997

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	133	90	—	—
Registration fees	3,729	3,109	3,779	2,277
Transfer agent’s fees and expenses	457	102	811	70
Fee waiver and/or expense reimbursement	(6,162)	(3,549)	(13,391)	(60,629)

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(1,719)	$(19,536)
Net realized gain (loss) on investment and foreign currency transactions	(352,038)	(2,230,883)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	711,754	(287,965)

Net increase (decrease) in net assets resulting from operations	357,997	(2,538,384)

Fund share transactions
Net proceeds from shares sold	39,890	1,171,607
Cost of shares purchased	(542,170)	(375,783)

Net increase (decrease) in net assets from Fund share transactions	(502,280)	795,824

Total increase (decrease)	(144,283)	(1,742,560)

Net Assets:

Beginning of period	3,864,590	5,607,150

End of period	$3,720,307	$3,864,590

See Notes to Financial Statements.

18

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$5.87		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60		(3.85)	(0.23)
Total from investment operations	0.59		(3.89)	(0.24)
Net asset value, end of period	$6.46		$5.87	$9.76
Total Return(c) :	10.05%		(39.86)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$101		$107	$15
Average net assets (000)	$107		$90	$12
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.41	%(e)	1.41%	1.41	%(f)
Expenses before waivers and/or expense reimbursement	13.04	%(e)	32.83%	167.90	%(f)
Net investment income (loss)	(0.38	)%(e)	(0.55)%	(1.13	)%(f)
Portfolio turnover rate(g)	99%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$5.82		$9.75	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.59		(3.84)	(0.23)
Total from investment operations	0.56		(3.93)	(0.25)
Net asset value, end of period	$6.38		$5.82	$9.75
Total Return(c) :	9.62%		(40.31)%	(2.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19		$17	$10
Average net assets (000)	$18		$18	$10
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	2.16	%(e)	2.16%	2.16	%(f)
Expenses before waivers and/or expense reimbursement	41.43	%(e)	136.82%	206.96	%(f)
Net investment income (loss)	(1.12	)%(e)	(1.32)%	(1.81	)%(f)
Portfolio turnover rate(g)	99%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.89		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(-	)(c)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60		(3.84)	(0.22)
Total from investment operations	0.60		(3.87)	(0.24)
Net asset value, end of period	$6.49		$5.89	$9.76
Total Return(d) :	10.19%		(39.65)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$347		$788	$690
Average net assets (000)	$481		$953	$128
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	1.16	%(f)	1.16%	1.16	%(g)
Expenses before waivers and/or expense reimbursement	6.78	%(f)	7.36%	22.37	%(g)
Net investment income (loss)	(0.12	)%(f)	(0.42)%	(1.09	)%(g)
Portfolio turnover rate(h)	99%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison International Small-Mid Cap Opportunities Fund	21

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$5.89		$9.76	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(-	)(c)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60		(3.84)	(0.23)
Total from investment operations	0.60		(3.87)	(0.24)
Net asset value, end of period	$6.49		$5.89	$9.76
Total Return(d) :	10.19%		(39.65)%	(2.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,253		$2,952	$4,892
Average net assets (000)	$3,112		$3,635	$4,836
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	1.11	%(f)	1.11%	1.11	%(g)
Expenses before waivers and/or expense reimbursement	5.04	%(f)	4.82%	5.20	%(g)
Net investment income (loss)	(0.07	)%(f)	(0.41)%	(0.76	)%(g)
Portfolio turnover rate(h)	99%		188%	15%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

1.   Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison International Small-Mid Cap Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison International Small-Mid Cap Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison International Small-Mid Cap Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative

26

proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

PGIM Jennison International Small-Mid Cap Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “Subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

1.06% of average daily net assets up to $1 billion;	1.06%

1.04% of average daily net assets from $1 billion to $3 billion;

1.02% of average daily net assets from $3 billion to $5 billion;

1.00% of average daily net assets from $5 billion to $10 billion; and

0.98% of average daily net assets over $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.41%
C	2.16
Z	1.16
R6	1.11

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

28

Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2023, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM Jennison International Small-Mid Cap Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$3,407,539	$3,674,240

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$—	$336,344	$141,002	$—	$—	$195,342	195,342	$1,011

PGIM Institutional Money Market Fund(1)(b)(wi)
—	61,026	23,990	(9)	(7)	37,020	37,042	232	(2)
$—	$397,370	$164,992	$(9)	$(7)	$232,362		$1,243

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$3,500,405	$406,894	$(120,523)	$286,371

30

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$2,200,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

PGIM Jennison International Small-Mid Cap Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,000	6.4%

C	1,000	33.6

Z	1,000	1.9

R6	501,000	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	87.3%
Unaffiliated	—	—

Transactions in shares of beneficial interest were as follows*:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	611	$3,687
Shares purchased	(3,221)	(20,005)
Net increase (decrease) in shares outstanding	(2,610)	$(16,318)

Year ended October 31, 2022:
Shares sold	29,612	$219,702
Shares purchased	(12,970)	(91,539)
Net increase (decrease) in shares outstanding	16,642	$128,163

Class C

Six months ended April 30, 2023:

Shares purchased	(2)	$(15)

Net increase (decrease) in shares outstanding	(2)	$(15)

Year ended October 31, 2022:

Shares sold	1,979	$17,092

Net increase (decrease) in shares outstanding	1,979	$17,092

32

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2023:
Shares sold	5,994	$36,203
Shares purchased	(86,325)	(522,150)
Net increase (decrease) in shares outstanding	(80,331)	$(485,947)

Year ended October 31, 2022:
Shares sold	100,014	$934,813
Shares purchased	(36,867)	(284,244)
Net increase (decrease) in shares outstanding	63,147	$650,569

*	No capital stock activity on Class R6 for the six months ended April 30, 2023 and year ended October 31, 2022.

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

PGIM Jennison International Small-Mid Cap Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset

34

classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Jennison International Small-Mid Cap Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant

36

negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

PGIM Jennison International Small-Mid Cap Opportunities Fund	37

Notes to Financial Statements (unaudited) (continued)

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

10.   Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

38

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison International Small-Mid Cap Opportunities Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800)225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison International Small-Mid Cap Opportunities Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON INTERNATIONAL SMALL-MID CAP OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAHWX	PAILX	PAINX	PAIOX

CUSIP	744336561	744336553	744336546	744336538

MF248E2

PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison NextGeneration Global Opportunities Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison NextGeneration Global Opportunities Fund

June 15, 2023

PGIM Jennison NextGeneration Global Opportunities Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Since Inception (%)

Class A	2.81	-14.01	-30.47(09/14/2021)

Class C	2.30	-10.59	-28.61(09/14/2021)

Class Z	2.98	-8.84	-27.86(09/14/2021)

Class R6	2.80	-8.84	-27.86(09/14/2021)

MSCI All Country World Small Mid Cap Index

	8.93	-1.84	-9.45

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

MSCI All Country World Small Mid Cap Index—The MSCI All Country World Small Mid Cap Index (MSCI ACWI SMID Cap Index) is a free float-adjusted market capitalization-weighted index that measures mid-and small-cap performance across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison NextGeneration Global Opportunities Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Ferrari NV	Automobiles	Italy	5.6%
Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	United States	5.2%
Burberry Group plc	Textiles, Apparel & Luxury Goods	United Kingdom	4.7%
Shift4 Payments, Inc. (Class A Stock)	Financial Services	United States	4.5%
MercadoLibre, Inc	Broadline Retail	Brazil	4.0%
Fairfax Financial Holdings Ltd.	Insurance	Canada	2.9%
FirstService Corp.	Real Estate Management & Development	Canada	2.9%
Axon Enterprise, Inc.	Aerospace & Defense	United States	2.8%
Dollarama, Inc.	Broadline Retail	Canada	2.5%
On Holding AG (Class A Stock)	Textiles, Apparel & Luxury Goods	Switzerland	2.4%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison NextGeneration Global Opportunities Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison NextGeneration Global Opportunities Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,028.10	1.32%	$ 6.64

	Hypothetical	$1,000.00	$1,018.25	1.32%	$ 6.61

Class C	Actual	$1,000.00	$1,023.00	2.07%	$10.38

	Hypothetical	$1,000.00	$1,014.53	2.07%	$10.34

Class Z	Actual	$1,000.00	$1,029.80	1.07%	$ 5.39

	Hypothetical	$1,000.00	$1,019.49	1.07%	$ 5.36

Class R6	Actual	$1,000.00	$1,028.00	1.02%	$ 5.13

	Hypothetical	$1,000.00	$1,019.74	1.02%	$ 5.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 95.2%

COMMON STOCKS

Brazil 4.0%

MercadoLibre, Inc.*	172	$219,728

Canada 10.4%
Dollarama, Inc.	2,240	138,746
Fairfax Financial Holdings Ltd.	233	162,826
FirstService Corp.	1,076	161,855
TFI International, Inc.	1,070	115,346

		578,773

Israel 1.2%

Nova Ltd.*	765	69,959

Italy 7.1%

Ferrari NV	1,115	310,693
Moncler SpA	1,110	82,341

		393,034

Mexico 2.6%

Corp Inmobiliaria Vesta SAB de CV	22,174	70,051
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	4,225	75,124

		145,175

Netherlands 1.4%

Argenx SE, ADR*	205	79,516

Poland 2.1%

Dino Polska SA, 144A*	1,121	114,323

Switzerland 4.5%

BKW AG	694	118,845
On Holding AG (Class A Stock)*	4,077	132,299

		251,144

United Kingdom 13.2%

Ashtead Group PLC	988	56,964
Burberry Group PLC	7,975	260,320
Compass Group PLC	3,416	90,117
Diploma PLC	1,711	57,980
JD Sports Fashion PLC	54,726	111,070

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)

TechnipFMC PLC*	8,089	$110,739
Wise PLC (Class A Stock)*	6,380	44,174

		731,364

United States 48.7%

ANSYS, Inc.*	360	113,011
Axon Enterprise, Inc.*	741	156,136
AZEK Co., Inc. (The)*	2,104	57,103
Boot Barn Holdings, Inc.*	1,550	112,329
Casella Waste Systems, Inc. (Class A Stock)*	1,040	92,560
CDW Corp.	422	71,567
Deckers Outdoor Corp.*	605	290,001
Dexcom, Inc.*	965	117,093
Experian PLC	2,323	82,246
Flywire Corp.*	4,330	126,306
Gartner, Inc.*	242	73,195
HEICO Corp.	718	121,084
Hexcel Corp.	1,639	118,139
Lamb Weston Holdings, Inc.	509	56,911
Lattice Semiconductor Corp.*	1,373	109,428
Monolithic Power Systems, Inc.	220	101,633
Paylocity Holding Corp.*	417	80,602
Performance Food Group Co.*	1,656	103,815
Planet Fitness, Inc. (Class A Stock)*	964	80,147
Rambus, Inc.*	1,102	48,863
Shift4 Payments, Inc. (Class A Stock)*	3,690	250,071
Toro Co. (The)	971	101,236
Tractor Supply Co.	283	67,467
TransMedics Group, Inc.*	1,129	89,304
XPEL, Inc.*	1,066	77,882

		2,698,129

TOTAL LONG-TERM INVESTMENTS (cost $4,680,807)		5,281,145

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENT 4.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (cost $258,419)(wj)	258,419	$258,419

TOTAL INVESTMENTS 99.9% (cost $4,939,226)		5,539,564
Other assets in excess of liabilities 0.1%		4,398

NET ASSETS 100.0%		$5,543,962

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$219,728	$—	$—
Canada	578,773	—	—
Israel	69,959	—	—
Italy	—	393,034	—
Mexico	145,175	—	—
Netherlands	79,516	—	—
Poland	—	114,323	—
Switzerland	132,299	118,845	—
United Kingdom	110,739	620,625	—

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
United States	$2,615,883	$82,246	$—
Short-Term Investment
Affiliated Mutual Fund	258,419	—	—

Total	$4,210,491	$1,329,073	$—

Industry Allocation:

The industry allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Textiles, Apparel & Luxury Goods	13.8%
Financial Services	7.6
Aerospace & Defense	7.1
Broadline Retail	6.5
Semiconductors & Semiconductor Equipment	5.9
Automobiles	5.6
Specialty Retail	5.2
Affiliated Mutual Fund	4.7
Real Estate Management & Development	4.2
Consumer Staples Distribution & Retail	4.0
Health Care Equipment & Supplies	3.7
Hotels, Restaurants & Leisure	3.1
Professional Services	3.0
Insurance	2.9
Electric Utilities	2.1
Ground Transportation	2.1
Trading Companies & Distributors	2.1

Software	2.1%
Energy Equipment & Services	2.0
Machinery	1.8
Commercial Services & Supplies	1.7
Biotechnology	1.4
Automobile Components	1.4
Transportation Infrastructure	1.3
IT Services	1.3
Electronic Equipment, Instruments & Components	1.3
Building Products	1.0
Food Products	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Assets
Investments at value:
Unaffiliated investments (cost $4,680,807)	$5,281,145
Affiliated investments (cost $258,419)	258,419
Foreign currency, at value (cost $7)	7
Receivable for investments sold	68,441
Due from Manager	9,818
Dividends receivable	1,802
Tax reclaim receivable	447
Prepaid expenses and other assets	569

Total Assets	5,620,648

Liabilities
Payable for investments purchased	25,810
Custodian and accounting fees payable	19,827
Audit fee payable	13,389
Registration fees payable	6,386
Professional fees payable	3,977
Accrued expenses and other liabilities	3,467
Shareholders’ reports fee payable	2,597
Trustees’ fees payable	830
Affiliated transfer agent fee payable	322
Distribution fee payable	81

Total Liabilities	76,686

Net Assets	$5,543,962

Net assets were comprised of:
Shares of beneficial interest, at par	$943
Paid-in capital in excess of par	24,346,683
Total distributable earnings (loss)	(18,803,664)

Net assets, April 30, 2023	$5,543,962

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2023

Class A
Net asset value and redemption price per share, ($258,217 ÷ 44,083 shares of beneficial interest issued and outstanding)	$5.86
Maximum sales charge (5.50% of offering price)	0.34

Maximum offering price to public	$6.20

Class C
Net asset value, offering price and redemption price per share, ($34,344 ÷ 5,939 shares of beneficial interest issued and outstanding)	$5.78

Class Z
Net asset value, offering price and redemption price per share, ($2,303,102 ÷ 391,657 shares of beneficial interest issued and outstanding)	$5.88

Class R6
Net asset value, offering price and redemption price per share, ($2,948,299 ÷ 501,000 shares of beneficial interest issued and outstanding)	$5.88

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $1,498 foreign withholding tax)	$17,207
Affiliated dividend income	991

Total income	18,198

Expenses
Management fee	27,063
Distribution fee(a)	502
Custodian and accounting fees	22,741
Registration fees(a)	17,295
Audit fee	13,389
Professional fees	10,146
Shareholders’ reports	6,788
Fund data services	5,526
Trustees’ fees	4,783
Transfer agent’s fees and expenses (including affiliated expense of $1,419)(a)	3,375
Commitment fees	1,771
Miscellaneous	5,125

Total expenses	118,504
Less: Fee waiver and/or expense reimbursement(a)	(88,833)

Net expenses	29,671

Net investment income (loss)	(11,473)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(406,707)
Foreign currency transactions	(4,882)

(411,589)

Net change in unrealized appreciation (depreciation) on:
Investments	551,379
Foreign currencies	378

551,757

Net gain (loss) on investment and foreign currency transactions	140,168

Net Increase (Decrease) In Net Assets Resulting From Operations	$128,695

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	335	167	—	—
Registration fees	4,151	3,234	7,496	2,414
Transfer agent’s fees and expenses	467	111	2,720	77
Fee waiver and/or expense reimbursement	(7,837)	(3,744)	(39,861)	(37,391)

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(11,473)	$(179,559)
Net realized gain (loss) on investment and foreign currency transactions	(411,589)	(18,894,132)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	551,757	(118,469)

Net increase (decrease) in net assets resulting from operations	128,695	(19,192,160)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	114,582	56,572,760
Cost of shares purchased	(1,044,935)	(40,390,802)

Net increase (decrease) in net assets from Fund share transactions	(930,353)	16,181,958

Total increase (decrease)	(801,658)	(3,010,202)

Net Assets:
Beginning of period	6,345,620	9,355,822

End of period	$5,543,962	$6,345,620

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.70		$9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.05)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.18		(4.23)	-	(c)
Total from investment operations	0.16		(4.28)	(0.02)
Net asset value, end of period	$5.86		$5.70	$9.98
Total Return(d):	2.81%		(42.89)%	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$258		$291	$32
Average net assets (000)	$271		$303	$14
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.31	%(f)	1.31%	1.31	%(g)
Expenses before waivers and/or expense reimbursement	7.15	%(f)	11.63%	144.66	%(g)
Net investment income (loss)	(0.66	)%(f)	(0.69)%	(1.20	)%(g)
Portfolio turnover rate(h)	109%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.65		$9.97	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.09)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		(4.23)	(0.01	)(c)
Total from investment operations	0.13		(4.32)	(0.03)
Net asset value, end of period	$5.78		$5.65	$9.97
Total Return(d):	2.30%		(43.33)%	(0.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34		$34	$10
Average net assets (000)	$34		$31	$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	2.06	%(f)	2.06%	2.06	%(g)
Expenses before waivers and/or expense reimbursement	24.51	%(f)	79.47%	203.59	%(g)
Net investment income (loss)	(1.40	)%(f)	(1.33)%	(1.90	)%(g)
Portfolio turnover rate(h)	109%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.72		$9.98	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.07)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		(4.19)	-	(c)
Total from investment operations	0.16		(4.26)	(0.02)
Net asset value, end of period	$5.88		$5.72	$9.98
Total Return(d):	2.98%		(42.79)%	(0.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,303		$3,156	$4,311
Average net assets (000)	$2,501		$19,040	$901
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.06	%(f)	1.06%	1.06	%(g)
Expenses before waivers and/or expense reimbursement	4.27	%(f)	1.84%	6.91	%(g)
Net investment income (loss)	(0.43	)%(f)	(0.85)%	(1.01	)%(g)
Portfolio turnover rate(h)	109%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison NextGeneration Global Opportunities Fund	19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31, 2022	September 14, 2021(a) through October 31, 2021
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.72		$9.99	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17		(4.24)	-	(c)
Total from investment operations	0.16		(4.27)	(0.01)
Net asset value, end of period	$5.88		$5.72	$9.99
Total Return(d):	2.80%		(42.74)%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,948		$2,866	$5,003
Average net assets (000)	$2,880		$3,502	$4,900
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.01	%(f)	1.01%	1.01	%(g)
Expenses before waivers and/or expense reimbursement	3.63	%(f)	2.98%	4.44	%(g)
Net investment income (loss)	(0.35	)%(f)	(0.45)%	(0.85	)%(g)
Portfolio turnover rate(h)	109%		464%	14%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Jennison NextGeneration Global Opportunities Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison NextGeneration Global Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Jennison NextGeneration Global Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative

24

proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Offering and Organization Costs: Offering costs paid in connection with the initial offering of shares of the Fund are being amortized on a straight-line basis over twelve months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed as incurred.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

PGIM Jennison NextGeneration Global Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.96% of average daily net assets up to $1 billion;	0.96%
0.94% of average daily net assets from $1 billion to $3 billion;
0.92% of average daily net assets from $3 billion to $5 billion;
0.90% of average daily assets from $5 billion to $10 billion; and
0.88% of average daily net assets over $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.31%
C	2.06
Z	1.06
R6	1.01

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

26

Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$30	$—
C	—	—

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM Jennison NextGeneration Global Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$5,882,202	$6,607,621

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wj)
$—	$771,081	$512,662	$—	$—	$258,419	258,419	$991

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$5,236,879	$662,020	$(359,335)	$302,685

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains

28

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$18,683,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,000	2.3%

C	1,000	16.8

Z	1,000	0.3

R6	501,000	100.0

PGIM Jennison NextGeneration Global Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	53.1%
Unaffiliated	2	27.4

Transactions in shares of beneficial interest were as follows*:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	1,259	$7,303
Shares purchased	(5,173)	(29,971)
Net increase (decrease) in shares outstanding before conversion	(3,914)	(22,668)
Shares purchased upon conversion into other share class(es)	(3,003)	(17,327)
Net increase (decrease) in shares outstanding	(6,917)	$(39,995)

Year ended October 31, 2022:
Shares sold	70,846	$611,331
Shares purchased	(18,011)	(123,164)
Net increase (decrease) in shares outstanding before conversion	52,835	488,167
Shares purchased upon conversion into other share class(es)	(5,020)	(38,002)
Net increase (decrease) in shares outstanding	47,815	$450,165

Class C**

Year ended October 31, 2022:
Shares sold	4,939	$39,971
Net increase (decrease) in shares outstanding	4,939	$39,971

Class Z
Six months ended April 30, 2023:
Shares sold	18,622	$107,279
Shares purchased	(182,024)	(1,014,964)
Net increase (decrease) in shares outstanding before conversion	(163,402)	(907,685)
Shares issued upon conversion from other share class(es)	2,993	17,327
Net increase (decrease) in shares outstanding	(160,409)	$(890,358)

30

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	5,629,835	$55,921,458
Shares purchased	(5,514,570)	(40,267,638)
Net increase (decrease) in shares outstanding before conversion	115,265	15,653,820
Shares issued upon conversion from other share class(es)	5,013	38,002
Net increase (decrease) in shares outstanding	120,278	$15,691,822

*	No capital stock activity on Class R6 for the six months ended April 30, 2023 and the year ended October 31, 2022.
**	No capital stock activity on Class C for the six months ended April 30, 2023.

8.    Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison NextGeneration Global Opportunities Fund	31

Notes to Financial Statements (unaudited) (continued)

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

32

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for long periods of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

PGIM Jennison NextGeneration Global Opportunities Fund	33

Notes to Financial Statements (unaudited) (continued)

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures

34

of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods

PGIM Jennison NextGeneration Global Opportunities Fund	35

Notes to Financial Statements (unaudited) (continued)

when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

10.  Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

36

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Jennison NextGeneration Global Opportunities Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800)225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison NextGeneration Global Opportunities Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

    Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON NEXTGENERATION GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PAHSX	PAHTX	PAHUX	PAHVX

CUSIP	744336611	744336595	744336587	744336579

MF247E2

Item 2  – Code of Ethics – Not required, as this is not an annual filing.

Item 3  – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 16, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 16, 2023